Property, Plant and Equipment, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 16,553	¥ 108,450	¥ 38,295	$ 46,243	¥ 302,974	¥ 125,453	¥ 53,527
Accumulated impairment loss	$ 0	0	8,516	$ 9,654	63,251	79,185	0
Construction In Progress [Member]
Property, Plant and Equipment [Line Items]
Interest expenses capitalized		0	¥ 19,818		26,351	38,483	¥ 1,907
Tools, Dies And Molds [Member]
Property, Plant and Equipment [Line Items]
Accumulated impairment loss		¥ 134,978			¥ 135,467	¥ 79,185